ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 30, 2014	Harsha Pulluru T +1 617 951 7291 F +1 617 235 0658 harsha.pulluru@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:          Baillie Gifford Funds (File No.  811-10145)

Ladies and Gentlemen:

On behalf of Baillie Gifford Funds (the “Trust”), we are today filing pursuant to Rule 8b-16 of the Investment Company Act of 1940, Amendment No. 18, with exhibits, to the registration statement of the Trust on Form N-1A.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (617) 951-7291 or to George B. Raine at (617) 951-7556.

Very truly yours,

/s/ Harsha Pulluru

Harsha Pulluru

Enclosures

cc: George B. Raine